FAIR VALUE	12 Months Ended
Dec. 31, 2015
FAIR VALUE
FAIR VALUE

16. FAIR VALUE

        The fair values of our financial instruments were as follows (dollars in millions):

	December 31,
	2015		2014
	Carrying Value	Estimated Fair Value	Carrying Value	Estimated Fair Value
Non-qualified employee benefit plan investments	$26	$26	$22	$22
Investments in equity securities	18	18	—	—
Cross-currency interest rate contacts	28	28	48	48
Interest rate contracts	(4)	(4)	(7)	(7)
Long-term debt (including current portion)	(4,795)	(4,647)	(5,121)	(5,210)

        The carrying amounts reported in the balance sheets of cash and cash equivalents, accounts receivable and accounts payable approximate fair value because of the immediate or short-term maturity of these financial instruments. The fair values of non-qualified employee benefit plan investments and investments in equity securities are obtained through market observable pricing using prevailing market prices. The estimated fair values of our long-term debt are based on quoted market prices for the identical liability when traded as an asset in an active market (Level 1).

        The fair value estimates presented herein are based on pertinent information available to management as of December 31, 2015 and 2014. Although management is not aware of any factors that would significantly affect the estimated fair value amounts, such amounts have not been comprehensively revalued for purposes of these financial statements since December 31, 2015, and current estimates of fair value may differ significantly from the amounts presented herein.

        The following assets and liabilities are measured at fair value on a recurring basis (dollars in millions):

		Fair Value Amounts Using
Description	December 31, 2015	Quoted prices in active markets for identical assets (Level 1)(4)	Significant other observable inputs (Level 2)(4)	Significant unobservable inputs (Level 3)
Assets:
Available-for sale equity securities:
Equity mutual funds	$26	$26	$—	$—
Investments in equity securities(1)	18	18	—	—
Derivatives:
Cross-currency interest rate contracts(2)	28	—	—	28

Total assets	$72	$44	$—	$28

Liabilities:
Derivatives:
Interest rate contracts(3)	$(4)	$—	$(4)	$—

		Fair Value Amounts Using
Description	December 31, 2014	Quoted prices in active markets for identical assets (Level 1)(4)	Significant other observable inputs (Level 2)(4)	Significant unobservable inputs (Level 3)
Assets:
Available-for sale equity securities:
Equity mutual funds	$22	$22	$—	$—
Derivatives:
Cross-currency interest rate contracts(2)	48	—	43	5

Total assets	$70	$22	$43	$5

Liabilities:
Derivatives:
Interest rate contracts(3)	$(7)	$—	$(7)	$—

(1)

As of April 1, 2015, we no longer exercise significant influence in our investment in Nippon Aqua Co., Ltd., for which we previously accounted using the equity method. Consequently, we now account for this investment at fair value as an available-for-sale equity security.

(2)

The income approach is used to calculate the fair value of these instruments. Fair value represents the present value of estimated future cash flows, calculated using relevant interest rates, exchange rates, and yield curves at stated intervals. There were no material changes to the valuation methods or assumptions used to determine the fair value during the current period.

In November 2014, we entered into two five year cross-currency interest rate contracts and one eight year cross-currency interest rate contract. These instruments have been categorized by us as Level 3 within the fair value hierarchy due to unobservable inputs associated with the credit valuation adjustment, which we deemed to be significant inputs to the overall measurement of fair value at inception.

(3)

The income approach is used to calculate the fair value of these instruments. Fair value represents the present value of estimated future cash flows, calculated using relevant interest rates and yield curves at stated intervals. There were no material changes to the valuation methods or assumptions used to determine the fair value during the current period.

(4)	There were no transfers between Levels 1 and 2 within the fair value hierarchy for the years ended December 31, 2015 and 2014.

        The following tables show reconciliations of beginning and ending balances for the years ended December 31, 2015 and 2014 for instruments measured at fair value on a recurring basis using significant unobservable inputs (Level 3) (dollars in millions).

Fair Value Measurements Using Significant Unobservable Inputs (Level 3)	Cross-Currency Interest Rate Contracts
Beginning balance, January 1, 2015	$5
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains (losses):
Included in earnings	—
Included in other comprehensive income (loss)	23
Purchases, sales, issuances and settlements	—

Ending balance, December 31, 2015	$28

The amount of total gains (losses) for the period included in earnings attributable to the change in unrealized gains (losses) relating to assets still held at December 31, 2015	$—

Fair Value Measurements Using Significant Unobservable Inputs (Level 3)	Cross-Currency Interest Rate Contracts
Beginning balance, January 1, 2014	$—
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains (losses):
Included in earnings	—
Included in other comprehensive income (loss)	5
Purchases, sales, issuances and settlements	—

Ending balance, December 31, 2014	$5

The amount of total gains (losses) for the period included in earnings attributable to the change in unrealized gains (losses) relating to assets still held at December 31, 2014	$—

        Gains and losses (realized and unrealized) included in earnings for instruments measured at fair value on a recurring basis using significant unobservable inputs (Level 3) are reported in interest expense and other comprehensive income (loss) as follows (dollars in millions):

2015	Interest expense	Other comprehensive income (loss)
Total net gains included in earnings	$—	$—
Changes in unrealized gains relating to assets still held at December 31, 2015	—	23

2014	Interest expense	Other comprehensive income (loss)
Total net gains included in earnings	$—	$—
Changes in unrealized gains relating to assets still held at December 31, 2014	—	5

        We also have assets that under certain conditions are subject to measurement at fair value on a non-recurring basis. These assets include property, plant and equipment and those associated with acquired businesses, including goodwill and intangible assets. For these assets, measurement at fair value in periods subsequent to their initial recognition is applicable if one or more is determined to be impaired. During 2015 and 2014, we recorded charges of $19 million and $26 million, respectively, for the impairment of long-lived assets. See "Note 11. Restructuring, Impairment and Plant Closing Costs."